Loans and Related Allowance for Credit Losses, Loans 90 Days or More Past Due and Still Accruing (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	$ 3,000	$ 4,802
Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	1,312	2,001
Government insured or guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	1,688	2,801
Total Commercial [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	371	1,005
Total Commercial [Member] | Commercial and industrial loans [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	120	537
Total Commercial [Member] | Commercial real estate [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	251	468
Total Consumer [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	941	996
Total Consumer [Member] | Residential mortgage [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	47	39
Total Consumer [Member] | Credit card [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	813	852
Total Consumer [Member] | Auto [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	52	71
Total Consumer [Member] | Other consumer [Member] | Not government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, 90 days or more past due and still accruing	$ 29	$ 34